Entity-Wide Disclosure	12 Months Ended
Dec. 31, 2014
Entity-Wide Disclosure [Abstract]
Entity-Wide Disclosure

Note 12. Entity-Wide Disclosure

Net sales by geographic area were as follows*:

	Year ended December 31,
	2014	2013	2012

	(U.S. $ in thousands)

North America	$405,880	$262,614	$113,854
EMEA	183,462	126,214	62,781
Asia Pacific	150,475	90,023	35,450
Other	10,312	5,552	3,159
	$750,129	$484,403	$215,244

*Net sales are attributed to geographic areas based on the location of customer

Property, plant and equipment by geographical area were as follows

	December 31,
	2014	2013

	(U.S. $ in thousands)

North America	$106,899	$63,141
EMEA	46,239	25,360
Asia Pacific	3,805	2,504
Other	93	-
	$157,036	$91,005

Property, plant and equipment that were located in Israel amounted to $31.5 million and $20.1 million for the years ended December 31, 2014 and 2013, respectively and are included under the EMEA region in the above table.

No single customer accounted for 10% or more of Company's total net sales, or Company's net accounts receivable, in any fiscal year presented.